Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2024
Fidelity Advisor Asset Manager 85% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.01%
Past 5 years	11.29%
Past 10 years	7.90%
Fidelity Advisor Asset Manager 85% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.84%
Past 5 years	9.67%
Past 10 years	6.97%
Fidelity Advisor Asset Manager 85% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.61%
Past 5 years	8.86%
Past 10 years	5.94%
Fidelity Advisor Asset Manager 85% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.27%
Past 5 years	7.57%
Past 10 years	5.32%
Fidelity Advisor Asset Manager 85% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.77%
Past 5 years	10.15%
Past 10 years	6.95%
Fidelity Advisor Asset Manager 85% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.20%
Past 5 years	9.93%
Past 10 years	6.93%
Fidelity Advisor Asset Manager 85% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.15%
Past 5 years	11.41%
Since Inception	7.81%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0253
Average Annual Return:
Past 1 year	19.38%
Past 5 years	11.02%
Past 10 years	8.24%

[1]	A From October 2, 2018 .